Cover Page	Nov. 02, 2026
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	PERIMETER GROUP INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41027
Entity Tax Identification Number	33-2098357
Entity Address, Address Line One	201 North Tryon Street,
Entity Address, Address Line Two	Suite 2025
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
City Area Code	314
Local Phone Number	396-7343
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PRM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001880319
Current Fiscal Year End Date	--12-31
Former Address
Entity Addresses [Line Items]
Entity Address, Address Line One	8000 Maryland Avenue
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Clayton
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63105